Employee benefit plans (Tables)	6 Months Ended
Jun. 30, 2018
Employee benefit plans
Schedule of components of net periodic benefit cost

Net periodic benefit cost
in € THOUS
	For the three months ended June 30,		For the six months endedJune 30,
	2018	2017	2018	2017

Service cost	6.838	7.063	13.632	14.170
Net interest cost	3.240	2.753	6.448	5.538
Net periodic benefit costs	10.078	9.816	20.080	19.708